Accrued Pension and Severance Costs (Schedule of Information about Retirement and Severance Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Service cost	¥ 1,776	¥ 1,735	¥ 1,487
Interest cost	604	565	689
Expected return on plan assets	(670)	(464)	(299)
Amortization of unrecognized, Net actuarial (gain) or loss	898	919	790
Amortization of unrecognized, Prior service (benefit) cost	(168)	(168)	(168)
Net periodic benefit cost	2,440	2,587	2,499
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Service cost	462	377	345
Interest cost	527	448	348
Expected return on plan assets	(400)	(331)	(267)
Amortization of unrecognized, Net actuarial (gain) or loss	378	345	241
Net periodic benefit cost	¥ 967	¥ 839	¥ 667